UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      November 2, 2006 to December 1, 2006


             Commission File Number of issuing entity: 333-131641-03


                   American Home Mortgage Assets Trust 2006-3
           (Exact name of issuing entity as specified in its charter)


                 Commission File Number of depositor: 333-131641


                        American Home Mortgage Assets LLC
              (Exact name of depositor as specified in its charter)


                          American Home Mortgage Corp.
               (Exact name of sponsor as specified in its charter)


                                    New York
          (State or other jurisdiction of incorporation or organization of the issuing entity)


                                 Not Applicable
                      (I.R.S. Employer Identification No.)


              538 Broadhollow Road, Melville, New York               11747
(Address of principal executive offices of the issuing entity)     (Zip Code)

                                       ( )
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class IA1         [ ]             [ ]             [X]              ___________

Class IA2-1       [ ]             [ ]             [X]              ___________

Class IA2-2       [ ]             [ ]             [X]              ___________

Class IA3         [ ]             [ ]             [X]              ___________

Class IIA1-1      [ ]             [ ]             [X]              ___________

Class IIA1-2      [ ]             [ ]             [X]              ___________

Class IIA2        [ ]             [ ]             [X]              ___________

Class IIA3-1      [ ]             [ ]             [X]              ___________

Class IIA3-2      [ ]             [ ]             [X]              ___________

Class M-1         [ ]             [ ]             [X]              ___________

Class M-2         [ ]             [ ]             [X]              ___________

Class M-3         [ ]             [ ]             [X]              ___________

Class M-4         [ ]             [ ]             [X]              ___________

Class M-5         [ ]             [ ]             [X]              ___________

Class M-6         [ ]             [ ]             [X]              ___________

Class M-7         [ ]             [ ]             [X]              ___________

Class M-8         [ ]             [ ]             [X]              ___________

Class C           [ ]             [ ]             [X]              ___________

Class P           [ ]             [ ]             [X]              ___________

Class R           [ ]             [ ]             [X]              ___________

Class RX          [ ]             [ ]             [X]              ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.


PART II - OTHER INFORMATION


Item 2. Legal Proceedings.
        None.

Item 3. Sales of Securities and Use of Proceeds.
        None.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.

(a) Monthly Distribution Date Statement for the period covered herein.




SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           American Home Mortgage Assets LLC
                                             -----------------------------
                                                     (Depositor)

                                                   /s/ Alan B. Horn
Date: January 8th, 2007                      _____________________________
                                                     (Signature)**








*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.